DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2025
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables mainly consist of prepayments, office rental deposits, utility deposits, air freight and cargo deposits, and refundable deposits paid for acquisition of a subsidiary:

	As of September 30,
	2024	2025
	US$	US$
Deposits paid under operating activities	304,324	180,708
Refundable deposits paid for acquisition of a subsidiary (note)	-	512,821
Prepayment	87,488	279,655
Other receivables	82,085	-
	473,897	973,184